INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 28, 2025
INTANGIBLE ASSETS, NET
Impairment charge on goodwill				$ 835,319
Amortization of intangible assets	$ 108,000	$ 54,000	$ 424,000	480,000
Capitalized costs, internally developed software	$ 160,400		160,400
Capitalized computer software costs			57,002	92,361
Amortization of capitalized computer software				35,359
ATS and SESB
INTANGIBLE ASSETS, NET
Impairment loss			$ 548,000
Estimated useful life					10 years
Owned Service Network
INTANGIBLE ASSETS, NET
Annual impairment test, discount rate (in percentage)			20.00%
Percentage of increase (decrease) in discount rate			5.00%
Change in fair value, impact of 5% increase (decrease) in discount rate			$ 2,300,000,000,000
Percentage of estimated fair value exceeded its carrying amount			0.00%
Internally developed software
INTANGIBLE ASSETS, NET
Impairment loss			$ 548,492	$ 836,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Trade Names | ATS and SESB
INTANGIBLE ASSETS, NET
Impairment loss			$ 0
Customers relationship | ATS and SESB
INTANGIBLE ASSETS, NET
Impairment loss			$ 0
Developed Technology
INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum
INTANGIBLE ASSETS, NET
Estimated useful life	3 years		3 years
Minimum | Internally developed software
INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum | Trade Names
INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum | Customers relationship
INTANGIBLE ASSETS, NET
Estimated useful life			8 years
Maximum
INTANGIBLE ASSETS, NET
Estimated useful life	25 years		25 years
Maximum | Internally developed software
INTANGIBLE ASSETS, NET
Estimated useful life			5 years
Maximum | Trade Names
INTANGIBLE ASSETS, NET
Estimated useful life			10 years
Maximum | Customers relationship
INTANGIBLE ASSETS, NET
Estimated useful life			25 years